Share Based Payments - Schedule of Options Outstanding (Details) - Options [member]	12 Months Ended
	Jun. 30, 2025 Options $ / shares	Jun. 30, 2024 Options	Jun. 30, 2023 Options	Jun. 30, 2022 Options
Schedule of Options Outstanding [Line Items]
Exercise Price (in Dollars per share) | $ / shares
Share options | Options	358,559,387	381,542,720	170,042,720	184,692,720
Share options, Weighted average remaining contractual life of options outstanding at end of period.	2 years 4 months 13 days	3 years 3 months 10 days
ATHAAB [Member]
Schedule of Options Outstanding [Line Items]
Grant Date	September 18, 2020
Expiry Date	September 17, 2025
Exercise Price (in Dollars per share) | $ / shares	$ 0.09
Share options | Options	35,000,000	35,000,000
ATHAAD [Member]
Schedule of Options Outstanding [Line Items]
Grant Date	January 7, 2021
Expiry Date	January 6, 2026
Exercise Price (in Dollars per share) | $ / shares	$ 0.03
Share options | Options	91,392,720	91,392,720
ATHAAE [Member]
Schedule of Options Outstanding [Line Items]
Grant Date	November 29, 2021
Expiry Date	November 29, 2026
Exercise Price (in Dollars per share) | $ / shares	$ 0.04
Share options | Options	10,000,000	14,250,000
ATHAAF [Member]
Schedule of Options Outstanding [Line Items]
Grant Date	July 31, 2021
Expiry Date	July 31, 2024
Exercise Price (in Dollars per share) | $ / shares	$ 0.07
Share options | Options		12,000,000
ATHAAG [Member]
Schedule of Options Outstanding [Line Items]
Grant Date	November 21, 2021
Expiry Date	November 29, 2026
Exercise Price (in Dollars per share) | $ / shares	$ 0.02
Share options | Options	11,500,000	11,900,000
ATHAAH [Member]
Schedule of Options Outstanding [Line Items]
Grant Date	December 21, 2023
Expiry Date	December 19, 2026
Exercise Price (in Dollars per share) | $ / shares	$ 0.001
Share options | Options	8,000,000	8,000,000
ATHAA [Member]
Schedule of Options Outstanding [Line Items]
Grant Date	March 13, 2024
Expiry Date	March 13, 2029
Exercise Price (in Dollars per share) | $ / shares	$ 0.004
Share options | Options	20,166,667	26,500,000
ATHAB [Member]
Schedule of Options Outstanding [Line Items]
Grant Date	March 13, 2024
Expiry Date	March 13, 2029
Exercise Price (in Dollars per share) | $ / shares	$ 0.005
Share options | Options	62,500,000	62,500,000
ATHAC [Member]
Schedule of Options Outstanding [Line Items]
Grant Date	March 21, 2024
Expiry Date	March 21, 2029
Exercise Price (in Dollars per share) | $ / shares	$ 0.003
Share options | Options	120,000,000	120,000,000